Income Tax Expense	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Income Tax Expense
34. Income Tax Expense
34.1 Details of income tax expense for the years ended December 31, 2019, 2020 and 2021, are as follows:

	2019		2020		2021
	(In millions of Korean won)
Income tax payable
Current income tax expense	￦	1,043,047	￦	1,099,171	￦	1,571,947
Adjustments of income tax of prior years recognized in current tax		(51,130)		(13,434)		7,952

		991,917		1,085,737		1,579,899

Changes in deferred income tax assets and liabilities*		286,099		326,918		214,660

Income tax recognized directly in equity and others
Remeasurements of net defined benefit liabilities		20,676		4,949		18,638
Currency translation differences		(5,714)		14,988		(15,675)
Net gains or losses on financial assets at fair value through other comprehensive income		(13,168)		(88,907)		(71,421)
Share of other comprehensive income or loss of associates and joint ventures		(3,147)		2,976		(7)
Gains or losses on cash flow hedging instruments		10,537		7,580		(21,534)
Gains or losses on hedging instruments of net investments in foreign operations		3,194		(24,500)		25,599
Other comprehensive income or loss arising from separate account		(1,301)		3,671		24,206
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk		4,294		(3,350)		(5,202)
Net gains or losses on overlay adjustment		(72,817)		(61,637)		(46,834)
Consideration for exchange right of exchangeable bonds		—		(4,526)		—

		(57,446)		(148,756)		(92,230)

Others		—		495		(5,104)

Income tax expense	￦	1,220,570	￦	1,264,394	￦	1,697,225

*	Effect of business combination is excluded.
34.2 Analysis of the relationship between net profit before income tax expense and income tax expense for the years ended December 31, 2019, 2020 and 2021, are as follows:

	2019			2020			2021
	Tax rate (%)	Amount		Tax rate (%)	Amount		Tax rate (%)	Amount
	(In millions of Korean won)
Profit before income tax expense		￦	4,533,198		￦	4,779,972		￦	6,081,606
Income tax at the applicable tax rate*	27.27		1,236,267	27.28		1,304,130	27.33		1,662,080
Non-taxable income	(0.52)		(23,601)	(1.55)		(73,855)	(0.67)		(40,708)
Non-deductible expenses	0.42		19,086	0.35		16,541	0.42		25,739
Tax credit and tax exemption	(0.01)		(627)	(0.08)		(4,016)	(0.01)		(361)
Temporary difference for which no deferred tax is recognized	(0.11)		(4,860)	0.47		22,189	0.08		5,065
Changes in recognition and measurement of deferred tax	—		(100)	0.24		11,616	0.10		5,997
Income tax refund for tax of prior years	(0.20)		(9,105)	(0.46)		(22,139)	(0.23)		(13,953)
Income tax expense of overseas branches	0.11		5,004	0.23		10,739	0.31		18,571
Others	(0.03)		(1,494)	(0.02)		(811)	0.57		34,795

Average effective tax rate and income tax expense	26.93	￦	1,220,570	26.45	￦	1,264,394	27.90	￦	1,697,225

*
Applicable income tax rate for ￦ 200 million and below is 11%, for over ￦ 200 million to ￦ 20 billion is 22%, for over ￦ 20 billion to ￦ 300 billion is 24.2% and for over ￦ 300 billion is 27.5% for the years ended December 31, 2019, 2020 and 2021.